UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Snyder Capital Management, L.P.

Address:   One Market Plaza, Steuart Tower, Suite 1200
           San Francisco, CA  94105


Form 13F File Number: 28-6636


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sonja Commer
Title:  Chief Compliance Officer
Phone:  415-392-3900

Signature,  Place,  and  Date  of  Signing:

/s/ Sonja Commer                   San Francisco, CA                  8/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              76

Form 13F Information Table Value Total:  $    1,789,967
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Aeropostale Inc.               COM            007865108    12001   419015 SH       DEFINED             22300  340715  56000
Alpha Natural Resources Inc.   COM            02076X102    49202  1452680 SH       DEFINED             26600 1216180 209900
American Reprographics Co.     COM            029263100    20085  2300646 SH       DEFINED              7000 1934646 359000
Ametek Inc.                    COM            031100100     7367   183485 SH       DEFINED             18900  164585      0
Amphenol Corp. Cl A            COM            032095101    12318   313595 SH       DEFINED             15700  253795  44100
AnnTaylor Stores Corp.         COM            036115103    28644  1760535 SH       DEFINED             31000 1491335 238200
Arch Chemical Inc.             COM            03937R102    39036  1269865 SH       DEFINED              3800 1072365 193700
Arena Resources, Inc.          COM            040049108    30524   956870 SH       DEFINED             21635  797385 137850
Brookfield Asset Management -  COM            112585104    34860  1541124 SH       DEFINED             35967 1279558 225599
CEC Entertainment, Inc.        COM            125137109    21166   600277 SH       DEFINED              1900  502627  95750
Cabot Corp.                    COM            127055101    46943  1947046 SH       DEFINED             36100 1636646 274300
Cabot Microelectronics         COM            12709P103    52693  1523346 SH       DEFINED             25700 1282824 214822
Cambrex Corp.                  COM            132011107     6281  1993978 SH       DEFINED              5100 1690378 298500
CapLease, Inc.                 COM            140288101    13754  2983430 SH       DEFINED              9500 2474830 499100
Carter's Inc.                  COM            146229109    27353  1042036 SH       DEFINED              3200  870711 168125
Cedar Shopping Centers Inc.    COM            150602209    10276  1706956 SH       DEFINED              3100 1438606 265250
Children's Place               COM            168905107    20710   470475 SH       DEFINED              1450  395075  73950
Clean Harbors Inc.             COM            184496107    82944  1248970 SH       DEFINED             23415 1053450 172105
Cognex Corp                    COM            192422103    12567   714854 SH       DEFINED              2175  598979 113700
Comstock Resources Inc.        COM            205768203    23174   836015 SH       DEFINED              2500  705615 127900
Copart Inc.                    COM            217204106    53004  1480152 SH       DEFINED             25150 1243747 211255
Corn Products Intl Inc         COM            219023108    24238   799939 SH       DEFINED              2500  671839 125600
Curtiss-Wright Corp            COM            231561101    46429  1598800 SH       DEFINED             31300 1348500 219000
Cytec Industries, Inc.         COM            232820100    24188   604843 SH       DEFINED             10165  512378  82300
Darden Restaurants Inc.        COM            237194105     3594    92520 SH       DEFINED              9600   82920      0
Devon Energy Corp.             COM            25179M103     1748    28700 SH       DEFINED                 0   28700      0
Dress Barn Inc.                COM            261570105    37886  1591186 SH       DEFINED              4800 1344161 242225
Drew Industries                COM            26168L205     7196   356227 SH       DEFINED              1100  298806  56321
Dun & Bradstreet               COM            26483E100    11656   173662 SH       DEFINED              9300  145362  19000
Esterline Technologies Corp    COM            297425100    24727   521107 SH       DEFINED              1530  440977  78600
FTI Consulting                 COM            302941109    73084  1676612 SH       DEFINED             29300 1406737 240575
Franklin Electric Co Inc       COM            353514102    24873   863039 SH       DEFINED             10925  731589 120525
Graco Inc.                     COM            384109104    24390   865208 SH       DEFINED             20211  736491 108506
Haemonetics Corp.              COM            405024100    40403   754917 SH       DEFINED             14850  650482  89585
Heico Corp - Class A           COM            422806208    26466   982049 SH       DEFINED              3000  823700 155349
Henry Schein, Inc.             COM            806407102     6758   123090 SH       DEFINED             12700  110390      0
IDEX Corp.                     COM            45167R104    24671   863544 SH       DEFINED             25325  743059  95160
ITT Educational Services Inc   COM            45068B109    12936   155815 SH       DEFINED              8300  130615  16900
Intrepid Potash Inc.           COM            46121Y102    30706  1569012 SH       DEFINED             31400 1321312 216300
Intuit Inc.                    COM            461202103     8386   241190 SH       DEFINED             24700  216490      0
Kaman Corp                     COM            483548103    18550   838605 SH       DEFINED              2900  788405  47300
Kar Auction Services Inc.      COM            48238T109    18302  1479507 SH       DEFINED              3825 1249082 226600
Kennametal Inc.                COM            489170100    22450   882798 SH       DEFINED             19200  746750 116848
Ladish Co Inc.                 COM            505754200    26784  1178892 SH       DEFINED              3400  971692 203800
Lance Inc                      COM            514606102     8370   507586 SH       DEFINED              1887  411858  93841
Lowe's Cos Inc.                COM            548661107     1787    87500 SH       DEFINED                 0   87500      0
Markel Corp.                   COM            570535104     8844    26013 SH       DEFINED              2075   23938      0
Mattel, Inc.                   COM            577081102     3051   144185 SH       DEFINED             14700  129485      0
Mid-America Apartment Communit COM            59522J103    21767   422910 SH       DEFINED              7275  361235  54400
Millicom Intl Cellular S.A.    COM            L6388F110     3056    37690 SH       DEFINED              3900   33790      0
Molex Inc. - Cl A              COM            608554200     9592   620845 SH       DEFINED             32700  504345  83800
Nabors Industries Ltd          COM            G6359F103     6709   380780 SH       DEFINED             33600  347180      0
Orthofix International NV      COM            N6748L102    34221  1067745 SH       DEFINED              2800  903445 161500
PAREXEL Intl Corp              COM            699462107    13109   604667 SH       DEFINED              1800  513570  89297
Pall Corporation               COM            696429307     7016   204140 SH       DEFINED             21000  183140      0
Patterson-UTI Energy Inc.      COM            703481101    38264  2973154 SH       DEFINED             54800 2468999 449355
Pepsico Inc.                   COM            713448108     1481    24300 SH       DEFINED                 0   24300      0
Precision Castparts Corp       COM            740189105    19055   185145 SH       DEFINED              8600  154595  21950
RBC Bearings Inc.              COM            75524B104    34969  1206234 SH       DEFINED              3200 1035054 167980
Republic Services Inc. - Cl.A  COM            760759100     1781    59900 SH       DEFINED                 0   59900      0


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Rockwell Collins Inc.          COM            774341101     6409   120635 SH       DEFINED             12500  108135      0
Semtech Corp.                  COM            816850101    28397  1734691 SH       DEFINED              5125 1454366 275200
Shaw Group Inc.                COM            820280105    47847  1398203 SH       DEFINED             25150 1196653 176400
Simpson Manufacturing          COM            829073105    60264  2454748 SH       DEFINED             44625 2069923 340200
TJX Companies                  COM            872540109     1397    33300 SH       DEFINED                 0   33300      0
Techne Corp                    COM            878377100    14693   255760 SH       DEFINED             15100  210760  29900
Teledyne Inc.                  COM            879360105    21177   548910 SH       DEFINED              1900  516210  30800
Teva Pharmaceutical Industries COM            881624209     1996    38400 SH       DEFINED                 0   38400      0
Thor Industries, Inc.          COM            885160101    17350   730520 SH       DEFINED              2300  613970 114250
UGI Corp.                      COM            902681105    55613  2186031 SH       DEFINED             36500 1838631 310900
United Stationers Inc          COM            913004107    25247   463501 SH       DEFINED             11900  397901  53700
Universal Health Services - B  COM            913903100    20736   543540 SH       DEFINED             27700  453740  62100
Warnaco Group                  COM            934390402    29186   807585 SH       DEFINED              2275  685401 119909
Waste Connections Inc.         COM            941053100    49598  1421555 SH       DEFINED             32500 1209855 179200
West Pharmaceutical Services I COM            955306105    35729   979157 SH       DEFINED             19849  833208 126100
Woodward Governor Co           COM            980745103    15933   624085 SH       DEFINED             13500  528990  81595


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